Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating costs	$ 1,508,683	$ 1,270,554
Loss from operations	(1,508,683)	(1,270,554)
Other income
Interest income earned on investments held in trust account	2,248,538	2,579,268
Change in fair value of convertible note	177,697
Change in fair value of warrant liabilities	701,148	6,358,235
Total other income, net	3,127,383	8,937,503
Income before provision for income taxes	1,618,700	7,666,949
Provision for income taxes	(456,790)	(499,211)
Net income	$ 1,161,910	$ 7,167,738
Basic weighted average shares outstanding, common stock (in Shares)	5,193,750	5,193,750
Basic net income per share, common stock (in Dollars per share)	$ 0.12	$ 0.3
Common Stock Subject to Possible Redemption
Other income
Basic weighted average shares outstanding, common stock (in Shares)	4,866,356	18,975,000
Basic net income per share, common stock (in Dollars per share)	$ 0.12	$ 0.3